Offerings	Dec. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	32,664,835
Proposed Maximum Offering Price per Unit	14.00
Maximum Aggregate Offering Price	$ 457,307,690.00
Amount of Registration Fee	$ 63,154.19
Offering Note	The Registrant previously paid a registration fee of $63,154.19 in connection with the filing of Amendment No. 1 to the Registration Statement on Form S-1 on December 2, 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	7,142,857
Proposed Maximum Offering Price per Unit	14.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 15,310.00
Offering Note	(a) The Registrant previously paid a registration fee of $15,310.00 in connection with initial filing of the Registration Statement on Form S-1 on September 29, 2025. (b) This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).